Virtus Duff & Phelps International Equity Fund

a series of Virtus Opportunities Trust

Supplement dated March 2, 2018 to the Prospectuses and

Statement of Additional Information (“SAI”) dated January 29, 2018, as supplemented

Important Notice to Investors

The Board of Trustees of Virtus Opportunities Trust has approved the liquidation of Virtus Duff & Phelps International Equity Fund (the “Fund”). Based on the recommendation of management, the Trustees determined that liquidation is in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Fund. Effective March 29, 2018, the Fund will be closed to new investors and additional investor deposits.

On or about April 27, 2018 (the “Liquidation Date”), the Fund will be liquidated at its net asset value. Prior to such time, shareholders may exchange their shares of the Fund for shares of the same class of any other Virtus Mutual Fund. Shareholders may also redeem their shares at any time prior to the Fund’s liquidation on the Liquidation Date. There will be no fee or sales charges associated with exchange or redemption requests.

Any shares not exchanged or redeemed by the close of business on the Liquidation Date will be redeemed and the account value distributed to shareholders, except shares held in BNY Mellon IS Trust Company custodial accounts, which will be exchanged for shares of the Virtus Newfleet Low Duration Income Fund. Shareholders with BNY Mellon IS Trust Company custodial accounts should consult the prospectus for the Virtus Newfleet Low Duration Income Fund for information about that fund.

Because the exchange or redemption of your shares could be a taxable event, we suggest that you consult with your tax advisor prior to the Fund’s liquidation.

Investors should retain this supplement with the Prospectuses and

SAI for future reference.

VOT 8020/Int’lEquityClosing (3/2018)

Virtus Horizon International Wealth Masters Fund,

a series of Virtus Opportunities Trust

Supplement dated March 2, 2018 to the Prospectuses and

Statement of Additional Information (“SAI”) dated January 29, 2018, as supplemented

Important Notice to Investors

The Board of Trustees of Virtus Opportunities Trust has approved the liquidation of Virtus Horizon International Wealth Masters Fund (the “Fund”). Based on the recommendation of management, the Trustees determined that liquidation is in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Fund. Effective March 29, 2018, the Fund will be closed to new investors and additional investor deposits.

On or about April 27, 2018 (the “Liquidation Date”), the Fund will be liquidated at its net asset value. Prior to such time, shareholders may exchange their shares of the Fund for shares of the same class of any other Virtus Mutual Fund. Shareholders may also redeem their shares at any time prior to the Fund’s liquidation on the Liquidation Date. There will be no fee or sales charges associated with exchange or redemption requests.

Any shares not exchanged or redeemed by the close of business on the Liquidation Date will be redeemed and the account value distributed to shareholders, except shares held in BNY Mellon IS Trust Company custodial accounts, which will be exchanged for shares of the Virtus Newfleet Low Duration Income Fund. Shareholders with BNY Mellon IS Trust Company custodial accounts should consult the prospectus for the Virtus Newfleet Low Duration Income Fund for information about that fund.

Because the exchange or redemption of your shares could be a taxable event, we suggest that you consult with your tax advisor prior to the Fund’s liquidation.

Investors should retain this supplement with the Prospectuses and

SAI for future reference.

VOT 8020/Int’lWMClosing (3/2018)

Virtus Rampart Global Equity Trend Fund,

a series of Virtus Opportunities Trust

Supplement dated March 2, 2018 to the Prospectuses and

Statement of Additional Information (“SAI”) dated January 29, 2018, as supplemented

Important Notice to Investors

The Board of Trustees of Virtus Opportunities Trust has approved the liquidation of Virtus Rampart Global Equity Trend Fund (the “Fund”). Based on the recommendation of management, the Trustees determined that liquidation is in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Fund. Effective March 29, 2018, the Fund will be closed to new investors and additional investor deposits.

On or about April 27, 2018 (the “Liquidation Date”), the Fund will be liquidated at its net asset value. Prior to such time, shareholders may exchange their shares of the Fund for shares of the same class of any other Virtus Mutual Fund. Shareholders may also redeem their shares at any time prior to the Fund’s liquidation on the Liquidation Date. There will be no fee or sales charges associated with exchange or redemption requests.

Any shares not exchanged or redeemed by the close of business on the Liquidation Date will be redeemed and the account value distributed to shareholders, except shares held in BNY Mellon IS Trust Company custodial accounts, which will be exchanged for shares of the Virtus Newfleet Low Duration Income Fund. Shareholders with BNY Mellon IS Trust Company custodial accounts should consult the prospectus for the Virtus Newfleet Low Duration Income Fund for information about that fund.

Because the exchange or redemption of your shares could be a taxable event, we suggest that you consult with your tax advisor prior to the Fund’s liquidation.

Investors should retain this supplement with the Prospectuses and

SAI for future reference.

VOT 8020/GETrendClosing (3/2018)

Virtus Rampart Low Volatility Equity Fund,

a series of Virtus Opportunities Trust

Supplement dated March 2, 2018 to the Prospectuses and

Statement of Additional Information (“SAI”) dated January 29, 2018, as supplemented

Important Notice to Investors

The Board of Trustees of Virtus Opportunities Trust has approved the liquidation of Virtus Rampart Low Volatility Equity Fund (the “Fund”). Based on the recommendation of management, the Trustees determined that liquidation is in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Fund. Effective March 29, 2018, the Fund will be closed to new investors and additional investor deposits.

On or about April 27, 2018 (the “Liquidation Date”), the Fund will be liquidated at its net asset value. Prior to such time, shareholders may exchange their shares of the Fund for shares of the same class of any other Virtus Mutual Fund. Shareholders may also redeem their shares at any time prior to the Fund’s liquidation on the Liquidation Date. There will be no fee or sales charges associated with exchange or redemption requests.

Any shares not exchanged or redeemed by the close of business on the Liquidation Date will be redeemed and the account value distributed to shareholders, except shares held in BNY Mellon IS Trust Company custodial accounts, which will be exchanged for shares of the Virtus Newfleet Low Duration Income Fund. Shareholders with BNY Mellon IS Trust Company custodial accounts should consult the prospectus for the Virtus Newfleet Low Duration Income Fund for information about that fund.

Because the exchange or redemption of your shares could be a taxable event, we suggest that you consult with your tax advisor prior to the Fund’s liquidation.

Investors should retain this supplement with the Prospectuses and

SAI for future reference.

VOT 8020/LowVolEqClosing (3/2018)